Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation between the expected and actual income tax expense
Expected corporate income tax expense	$ 573,228,000	$ 538,275,000	$ 538,770,000
Tax free income [N]	(35,715,000)	(44,658,000)	(68,558,000)
Tax portion of income from at equity investments	(14,272,000)	(5,476,000)	(4,869,000)
Tax rate differentials	126,263,000	148,294,000	132,977,000
Non-deductible expenses	36,406,000	25,161,000	20,564,000
Taxes for prior year	19,969,000	(25,247,000)	(6,389,000)
Change in valuation allowance	(2,571,000)	6,284,000	3,154,000
Noncontrolling partnership interests [N]	109,470,000	81,594,000	55,023,000
Other	13,332,000	22,559,000	31,386,000
Income tax expense	$ 622,123,000	$ 583,598,000	$ 592,012,000
Effective tax rate	33.80%	35.20%	33.70%